Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jun. 23, 2017
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2017